Acquisition (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	0 Months Ended
	Sep. 25, 2013	Jun. 01, 2013 Chili's Restaurants [Member] restaurant
Business Acquisition [Line Items]
Number of restaurants acquired		11
Acquisition of restaurants price		$ 24.6
Acquisition related expenses incurred		0.4
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Other Assets	$ 8.9